Staff Cost - Warrant Activity - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	4,621,154	4,621,154	3,691,765	2,615,903
Minimum percentage of share capital for equity transactions		50.00%
Ratio of issuance of bonus shares	3	3
Percentage payment of dividends in excess of equity		10.00%
Warrant adjustment ratio based on bonus share issuance	3	3
Warrant exercise price adjustment ratio based on bonus share issuance	3	3
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement	€ 17.62	€ 17.62	€ 13.05	€ 10.69
Number of other equity instruments vested in share-based payment arrangement	2,034,791	2,034,791	1,439,066	864,623
Weighted average exercise price of other equity instruments vested in share-based payment arrangement	€ 11.48	€ 11.48	€ 9.36	€ 7.74
Dividend payables	€ 0	€ 0
Weighted average remaining contractual life of outstanding other equity instruments		112	109
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding other equity instruments				102
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding other equity instruments				103
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted	6,440,812
Aggregate number of other equity instruments cancelled | shares	19,580	19,580
Aggregate number of other equity instruments exercised	1,600,845
Aggregate number of other equity instruments expired	2,168
Aggregate number of other equity instruments forfeited	197,065
Number of other equity instruments authorized	1,578,592	1,578,592
Vesting description		Up to 48 months
Number of other equity instruments outstanding in share-based payment arrangement	4,621,154	4,621,154	3,691,765	2,615,903	2,999,824
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement	€ 17.62	€ 17.62	€ 13.05	€ 10.69	€ 5.70
Number of other equity instruments vested in share-based payment arrangement	2,034,791	2,034,791	1,439,066	864,623
Weighted average exercise price of other equity instruments vested in share-based payment arrangement	€ 11.48	€ 11.48	€ 9.36	€ 7.74
Description of warrant compensation		Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period. Fair value of the warrants is calculated at the grant dates by use of the Black-Scholes Option Pricing model with the following assumptions: (1) an exercise price equal to or above the estimated market price of our shares at the date of grant; (2) an expected lifetime of the warrants determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants; (3) a risk free interest rate equaling the effective interest rate on a Danish government bond with the same lifetime as the warrants; (4) no payment of dividends; and (5) a volatility for comparable companies for a historic period equaling the expected lifetime of the warrants. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the warrants is indicative of future trends. The expected volatility has been calculated using a simple average of daily historical data of comparable publicly traded companies, as we do not have sufficient data for the volatility of our own share price.
Aggregate fair value of outstanding warrants	111,900,000	€ 111,900,000	€ 49,400,000
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	6.48	6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 31.60	€ 31.60
Warrants issued from 2008 to 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description		Warrants issued during the period from 2008 to 2012 generally vested over 36 months with 1/36 of the warrants vesting per month from the date of grant.
Vesting period		36 months
Warrants issued from 2008 to 2012 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		24 months
Warrants issued after December 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description		Effective from and after December 2012, warrants granted generally vest over 48 months with 1/48 of the warrants vesting per month from the date of grant.
Vesting period		48 months
Warrants issued after December 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description		Effective from and after December 2016, certain warrants issued to board members vest over 24 months with 1/24 of the warrants vesting per month from the date of grant.
Vesting period		24 months
Outstanding warrants granted in connection with publishing annual or interim report [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual excercised period		2
Warrant outstanding	817,360	817,360
Warrant excercised period		21 days
Outstanding warrants granted in connection with preference D financing [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual excercised period		4
Warrant excercised period		21 days
Number of other equity instruments outstanding in share-based payment arrangement	476,657	476,657
Warrants granted after December 18, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual excercised period		4
Number of other equity instruments outstanding in share-based payment arrangement	3,327,137	3,327,137